Financial risk management	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial risk management
4. Financial risk management
The Company has exposure to the following risks from its use of financial instruments:

•	credit risk

•	liquidity risk

•	market risk

•	capital risk
This note presents information about the Company’s exposure to each of the above risks, the Company’s objectives, policies and processes for measuring and managing risk, and the Company’s management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

(a)	Financial risk management

1)	Risk management framework
The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities.

The Company, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

2)	Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and investment securities. In addition, credit risk arises from finance guarantees which are provided by the Company.
The Company implements a credit risk management policy under which the Company only transacts business with counterparties that have a certain level of credit rate evaluated based on financial condition, historical experience, and other factors. The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The default risk of a nation or an industry in which a customer operates its business does not have a significant influence on credit risk. The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness.
The Company establishes an allowance for impairment that represents its estimate of expected losses in respect of trade and other receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component based on group of financial assets with similar risk characteristics.
Credit risk also arises from transactions with financial institutions, and such transactions include transactions of cash and cash equivalents, various deposits, and financial instruments such as derivative contracts. The Company manages its exposure to this credit risk by only entering into transactions with banks that have high international credit ratings. The Company’s treasury department authorizes, manages, and overseas new transactions with financial institutions with whom the Company has no previous relationship.
Furthermore, the Company limits its exposure to credit risk of financial guarantee contracts by strictly evaluating their necessity based on internal decision making processes, such as the approval of the Board of Directors.

3)	Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.
The Company’s cash flow from business, borrowing or financing is sufficient to meet the cash requirements for the Company’s strategic investments. Management believes that the Company is capable of raising funds by borrowing or financing if the Company is not able to generate cash flow requirements from its operations. The Company has committed borrowing facilities with various banks.

4)	Market risk
Market risk means that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The goal of market risk management is optimization of profit and controlling the exposure to market risk within acceptable limits.

①	Currency risk
The Company’s policy in respect of foreign currency risks is a natural hedge whereby foreign currency income is offset with foreign currency expenditures. The remaining net exposures after the natural hedge have been hedged using derivative contracts such as forward exchange contracts. In addition, the Company’s derivative transactions are limited to hedging actual foreign currency transactions. Based on this policy, the Company manages currency risk considering characteristics of respective segments. The entities in the steel segment reduce the foreign currency exposure by repayment of foreign currency borrowings at maturities related to investment in overseas when the entities have excessive foreign currency. In addition, the entities in Steel segment are using forward exchange contract for hedging foreign currency risks relating to foreign currency borrowings. The entities in the Construction segment of the Green infrastructure business have hedged foreign currency risks by using forward exchange contracts. Entities in the Trading segment of the Green infrastructure business have hedged foreign currency risks from net exposure of foreign currency receivables and payables using forward exchange contracts.

②	Interest rate risk
The Company manages the exposure to interest rate risk by adjusting borrowing structure between borrowings at fixed interest rates and variable interest rates. The Company monitors interest rate risks regularly in order to manage exposure to interest rate risk on borrowings at variable interest rate.

③	Interest rate benchmark reform risk
A fundamental reform of major interest rate benchmark is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as “IBOR reform”). The publication of overnight and 1, 3, 6, and 12 months USD LIBOR will cease on June 30, 2023 and all other LIBOR publication has ceased on December 31, 2021. As a result of the reform, Korea Overnight Financing Repo Rate (KOFR) has been selected as the benchmark for the domestic CD rate, which has been published by Korea Securities since November 26, 2021. The details of when and how to KOFR are unclear.
The Company plans to modify the clause in a contract or change the LIBOR rate to alternative benchmark rate for the financial instruments for which LIBOR settings are not yet ceased to be published. The market trend of CD rate related financial instruments is monitored, and if needed, the Company plans to modify the clause in the contract or change the interest rate from CD rate to KOFR.
As of December 31, 2022, the financial instruments with USD LIBOR and CD rate as the benchmark rates are mostly associated with interest rate benchmark reform risk. The

Company is exposed to a variety of risks: legal risk, process risk, and operational risk, due to the modification of contract.
In addition, the Company is exposed to risk associated with monitoring the market trend related to alternative benchmark rate for risk management of new alternative benchmark rate and establishing appropriate risk management strategy.
The Company monitors and manages its transition to alternative rates. The Company evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communications about IBOR reform with counterparties.
As of December 31, 2022, USD LIBOR and CD floating rate loans, borrowings, and derivatives are exposed to interest rate benchmark reform risk. For some USD LIBOR floating rate financial instruments, the Company completed the modification of contracts by December 31, 2022. The termination of the publication of USD LIBOR date is expected to be June 30, 2023 but is subject to change. The Company plans to replace USD LIBOR with SOFR immediately after cessation.
In July 2019, changes related to the methodologies to determine Euribor were made and Belgium Financial Services and Markets Authority granted the continuity of Euribor usage based on the European Union Benchmark Regulation. The Company did not make a transition from Eurbior to alternative benchmark rate, and expects to continue to use Euribor.
The Company manages the alternative benchmark rate transition by modifying the clause such as IBOR related to uncompleted interest rate benchmark reform. The progress of transition is managed by comparing the financial instruments with transition not yet completed and financial instruments for which modification of clause completed. The Company deems the transition as not yet completed for financial instruments even if the clause in the contract has been modified.
Financial instruments classified as transition not yet completed as of December 31, 2022 are as follows:

(in millions of Won)	USD LIBOR(* 3)
Category(* 4)	Transition not yet completed		Modification of clause completed
Non-derivative financial assets(* 1)
Loans	￦	3,802	—
Non-derivative financial liabilities(* 1)
Borrowings		2,553,006	15,971
Derivatives(* 2)
Interest rate swap		35,781	7,357

(*1)	Based on nominal amount
(*2)	Based on related financial assets (liabilities) amount
(*3)	Excluded financial instruments with maturity date before June 30, 2023
(*4)	Excluded financial instruments not obligated to use alternative benchmark rate as of December 31, 2022

Financial instruments using USD LIBOR that mature before June 30, 2023, and have not yet transitioned to alternative reference rates include borrowings of
￦
211,969 million, loans of
￦
22,811 million, and derivative assets

(liabilities) of
￦
8,236 million. The transition to alternative benchmark rate is not needed as the USD LIBOR publishment will continue until maturity.

④	Other market price risk
Equity price risk arises from fluctuation of market price of listed equity securities. The Company’s management measures regularly the fair value of listed equity securities and the risk of market price fluctuations. All buy and sell decisions related to significant investments are managed and approved by the Company’s management.

(b)	Management of capital
The fundamental goal of capital management is the maximization of shareholders’ value by means of the stable dividend policy and retirement of treasury shares. The capital structure of the Company consists of equity and net borrowings (borrowings less cash and cash equivalents). The Company’s strategy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of its businesses.
Net
borrowing-to-equity
ratio as of December 31, 2021 and 2022 is as follows:

(in millions of Won)	2021		2022
Total borrowings	￦	21,741,216	24,305,662
Less: Cash and cash equivalents		4,775,166	8,053,108

Net borrowings		16,966,050	16,252,554
Total equity		54,713,966	58,191,897

Net borrowings-to-equity ratio		31.01%	27.93%